Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group International Focus Equity ETF
Entity Central Index Key	0001870130
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Capital Group International Focus Equity ETF [Member]
Shareholder Report [Line Items]
Fund Name	Capital Group International Focus Equity ETF
Class Name	Capital Group International Focus Equity ETF
Trading Symbol	CGXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group International Focus Equity ETF (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGXU	$ 55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 2.58% on a net asset value (NAV) basis and 1.99% on a market price basis for the year ended May 31, 2025. These results compare with a 13.75% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
Europe saw moderate growth driven by resilient domestic demand and easing inflation despite trade tensions. Germany’s reform of its fiscal framework is expected to boost the country’s economy with potentially broader positive implications for Europe. The U.K. showed signs of economic recovery amid persistent inflation. Japan's economic growth weakened, dragged down by stagnant private consumption and slowing exports. Among emerging markets, China was aided by government stimulus and increased overall exports, while India’s economy remained resilien
t des
pite slower growth amid global challenges.
Holdings in communication services, financials, consumer staples contributed the most to returns during the fund’s fiscal year. Holdings in information technology, industrials and real estate also contributed to returns. Geographically, holdings of companies based in the U.S., Germany and Singapore were the top three contributors.
In terms of detractors, holdings in the health care, materials, utilities and energy sectors had negative returns during the period. Holdings of companies based in the U.K., Denmark and Japan detracted from portfolio returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital Group International Focus Equity ETF (at NAV) 2	2.58%	3.20%
MSCI ACWI (All Country World Index) ex USA 3	13.75%	6.29%
1
The fund began investment operations on February 22, 2022.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Feb. 22, 2022
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,667,000,000
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 17,000,000
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,667
Total number of portfolio holdings	71
Total advisory fees paid (in millions)	$ 17
Portfolio turnover rate	53%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, wer
e there
any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.